Consolidated Statements of Shareholders' Equity - EUR (€)	Common Stock Outstanding [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock [Member]	Total
Balance (in shares) at Dec. 31, 2016	28,727,616
Balance at Dec. 31, 2016		€ 3,783,000	€ 64,685,000	€ (38,927,000)	€ (3,949,000)	€ (1,142,000)	€ 24,451,000
Net income (loss)				(681,000)			(681,345)
Translation adjustment					288,000		288,000
Warrants and stock options granted or exercised			382,000				382,000
Capital increase (in shares)	270,250
Capital increase		35,000	627,000				662,000
Provision for retirement indemnities					57,000		57,000
Balance (in shares) at Dec. 31, 2017	28,997,866
Balance at Dec. 31, 2017		3,818,000	65,694,000	(39,608,000)	(3,604,000)	(1,142,000)	25,158,000
Net income (loss)				(338,000)			(338,382)
Translation adjustment					(146,000)		(146,000)
Warrants and stock options granted or exercised			289,000				289,000
Provision for retirement indemnities
Balance (in shares) at Dec. 31, 2018	28,997,866
Balance at Dec. 31, 2018		3,818,000	65,983,000	(39,947,000)	(3,748,000)	(1,142,000)	24,964,000
Net income (loss)				1,512,000			1,512,056
Translation adjustment					(61,000)		(61,000)
Warrants and stock options granted or exercised			232,000				232,000
Capital increase (in shares)	65,600
Capital increase		8,000	116,000				124,000
Provision for retirement indemnities					374,000		374,000
Treasury stock disposition (in shares)	78,100
Treasury stock disposition						214,000	214,000
Balance (in shares) at Dec. 31, 2019	29,141,566
Balance at Dec. 31, 2019		€ 3,826,000	€ 66,331,000	€ 38,435,000	€ (3,436,000)	€ (928,000)	€ 27,359,000